Related Parties and Others - Details of Major Transactions with Related Parties (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure of transactions between related parties [Line Items]
Sales and others		₩ 3,391,050		₩ 3,588,908		₩ 3,210,048
Dividend income		1,664		200		15,200
Purchase of raw material and others		296,801		342,462		275,669
Others		378,853	[1]	482,133	[2]	675,677	[3]
Trade accounts and notes receivable and others		378,436		605,603
Trade accounts and notes payable and others		328,505		1,350,768
Associates [Member] | AVATEC Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Dividend income	[4]			200
Purchase of raw material and others				52,983	[4]	43,662
Others				2,947	[2],[4]	11,003	[3]
Associates [Member] | Paju Electric Glass Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Dividend income		1,664		0		15,200
Purchase of raw material and others		248,746		237,002		176,831
Others		11,413	[1]	8,428	[2]	4,341	[3]
Trade accounts and notes payable and others		62,277		64,140
Associates [Member] | WooRee E&L Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Purchase of raw material and others				5,045	[4]	7,853
Others				32	[2],[4]	513	[3]
Associates [Member] | YAS Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Purchase of raw material and others				5,266	[4]	9,832
Others				7,578	[2],[4]	23,202	[3]
Associates [Member] | Material Science Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Purchase of raw material and others		3,198		3,579		0
Others		1,923	[1]	1,512	[2]	179	[3]
Trade accounts and notes payable and others		385		261
Entity that has significant influence over the Parent Company [member] | LG Electronics Inc. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		292,846		349,194	[5]	231,935	[6]
Purchase of raw material and others		17,911		19,959	[5]	22,370	[6]
Others		258,458	[1]	354,362	[2],[5]	501,094	[3],[6]
Trade accounts and notes receivable and others	[7]	95,844		179,710
Trade accounts and notes payable and others	[7]	88,184		1,071,592
Subsidiaries of the entity that has significant influence over the Parent Company [Member] | LG Electronics India Pvt. Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others		32,143		52,736		47,031
Others		109	[1]	275	[2]	270	[3]
Subsidiaries of the entity that has significant influence over the Parent Company [Member] | LG Electronics Vietnam Haiphong Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		270,949		306,727		434,789
Others		1,855	[1]	5,945	[2]	7,090	[3]
Trade accounts and notes receivable and others		41,403		72,521
Trade accounts and notes payable and others		12		921
Subsidiaries of the entity that has significant influence over the Parent Company [Member] | LG Electronics Nanjing New Technology Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		187,906		379,241		350,207
Others		317	[1]	629	[2]	451	[3]
Trade accounts and notes receivable and others		19,036		61,922
Trade accounts and notes payable and others		9		15
Subsidiaries of the entity that has significant influence over the Parent Company [Member] | LG Electronics RUS, LLC [member]
Disclosure of transactions between related parties [Line Items]
Sales and others				0		360
Others				4,005	[2]	2,359	[3]
Subsidiaries of the entity that has significant influence over the Parent Company [Member] | LG Electronics do Brasil Ltda. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		23,608		32,165		29,249
Others		88	[1]	248	[2]	316	[3]
Subsidiaries of the entity that has significant influence over the Parent Company [Member] | LG Innotek Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		10,570		10,999		7,754
Purchase of raw material and others		26,744		18,166		14,970
Others		79,632	[1]	72,123	[2]	100,272	[3]
Trade accounts and notes receivable and others	[8]	2,102		1,803
Trade accounts and notes payable and others	[8]	173,625		207,258
Subsidiaries of the entity that has significant influence over the Parent Company [Member] | LG Electronics Mlawa Sp. z o.o. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		1,132,561		977,531		811,880
Others		1,031	[1]	1,105	[2]	1,611	[3]
Trade accounts and notes receivable and others		101,105		149,789
Trade accounts and notes payable and others		11		131
Subsidiaries of the entity that has significant influence over the Parent Company [Member] | LG Electronics Reynosa, S.A. DE C.V. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		949,347		973,432		826,547
Others		933	[1]	746	[2]	810	[3]
Trade accounts and notes receivable and others		87,555		55,500
Subsidiaries of the entity that has significant influence over the Parent Company [Member] | LG Electronics Egypt S.A.E. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		12,586		24,454		20,225
Others		22	[1]	32	[2]	66	[3]
Subsidiaries of the entity that has significant influence over the Parent Company [Member] | LG Electronics Nanjing Vehicle Components Co.,Ltd [member]
Disclosure of transactions between related parties [Line Items]
Sales and others						1,414
Subsidiaries of the entity that has significant influence over the Parent Company [Member] | LG Technology Ventures LLC [Member]
Disclosure of transactions between related parties [Line Items]
Others		1,372	[1]	1,319	[2]	2,596	[3]
Subsidiaries of the entity that has significant influence over the Parent Company [Member] | LG Electronics Japan, Inc. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others				0		114
Others		6,270	[1]	6,250	[2]	6,278	[3]
Subsidiaries of the entity that has significant influence over the Parent Company [Member] | P.T. LG Electronics Indonesia [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		477,948		482,099		448,528
Others		746	[1]	1,254	[2]	2,231	[3]
Trade accounts and notes receivable and others		23,766		63,719
Trade accounts and notes payable and others		36		53
Subsidiaries of the entity that has significant influence over the Parent Company [Member] | HI-M Solutek Co., Ltd [member]
Disclosure of transactions between related parties [Line Items]
Purchase of raw material and others				0		9
Others		10,417	[1]	9,636	[2]	7,316	[3]
Subsidiaries of the entity that has significant influence over the Parent Company [Member] | Other related parties [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		586		330		15
Purchase of raw material and others		202		462		142
Others		1,677	[1]	1,579	[2]	1,502	[3]
Trade accounts and notes receivable and others		4,937		20,620
Trade accounts and notes payable and others		3,966		6,397
Subsidiaries of the entity that has significant influence over the Parent Company [Member] | LG Electronics U.S.A. Inc. [Member]
Disclosure of transactions between related parties [Line Items]
Others		2,590	[1]	2,128	[2]	₩ 2,177	[3]
Trade accounts and notes receivable and others		₩ 2,688		₩ 19

[1]	Others include the amount of the acquisition of property, plant, and equipment
[2]	(*1) Others include the amount of the acquisition of property, plant and equipment.
[3]	(*1) Others include the amount of the acquisition of property, plant and equipment.
[4]	(*2) For the year ended December 31, 2024, the entity was excluded from related parties due to the loss of significant influence, and the transaction amount represents the amount before its exclusion.
[5]	(*3) Others for LG Electronics Inc. include the amount of the acquisition of property, plant and equipment ~~W~~184,999 million.
[6]	(*2) Others for LG Electronics Inc. include the amount of the acquisition of property, plant and equipment ~~W~~320,555 million.
[7]	Trade accounts and notes payable and others for LG Electronics Inc. as of December 31, 2024 includes borrowings of ~~W~~1,000,000 million(see Note 12.(c)). The borrowings relate to a long-term loan agreement with LG Electronics Inc. in an aggregate amount of ~~W~~1,000,000 million at an interest rate of 6.06% per annum, which was fully repaid on June 5, 2025, with no outstanding balance as of December 31, 2025.
[8]	Trade accounts and notes payable and others for LG Innotek Co., Ltd. includes deposits received from lease agreement of ~~W~~180,000 million as of December 31, 2024 and ~~W~~139,500 million as of December 31, 2025.